Short-Term Loans (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Aug. 31, 2023
Short-Term Loans [Line Items]
Company borrowed		$ 1,197	$ 325
Bears interest rate	8.00%
Loan balance, accrued interest and accrued risk amount		$ 1,197
Short-term loans outstanding	8.00%
Warrant [Member]
Short-Term Loans [Line Items]
Exercise price		$ 5
Bridge Loan [Member]
Short-Term Loans [Line Items]
Loan balance, accrued interest and accrued risk amount	$ 499
IPO [Member] | Warrant [Member]
Short-Term Loans [Line Items]
Warrants to purchase ordinary shares	349,072
January 2024 Loan [Member]
Short-Term Loans [Line Items]
Aggregate risk premium equal amount		$ 50
Loan balance, accrued interest and accrued risk amount	$ 221
Principal amount		$ 150
December 2024 Loan [Member]
Short-Term Loans [Line Items]
Loan balance, accrued interest and accrued risk amount	162
Aggregate risk premium rate		30.00%
Accrued payroll		$ 117
April 2025 Loan [Member]
Short-Term Loans [Line Items]
Loan balance, accrued interest and accrued risk amount	$ 315
Principal amount		$ 200
Aggregate risk premium rate		50.00%
October–November 2024 Bridge Loans [Member]
Short-Term Loans [Line Items]
Principal amount		$ 350
Aggregate risk premium rate		30.00%